ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Details) - USD ($)					6 Months Ended	12 Months Ended
	Dec. 15, 2022	Mar. 01, 2020	Jul. 22, 2019	May 21, 2019	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
Revenues						$ 863,438	$ 670,171	$ 1,402,300
Huangtong International Co., Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Aggregate consideration	$ 5,980,000
Assessed value	$ 5,982,900
Mercurity Fintech Technology Holding Inc.("MFT"),
ORGANIZATION AND PRINCIPAL ACTIVITIES
Consulting revenues						80,000
Cryptocurrency mining
ORGANIZATION AND PRINCIPAL ACTIVITIES
Revenues					$ 783,089	$ 783,438	$ 664,307	$ 0
New Admiral Limited | Marvel Billion Development Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Payment received from sale of equity interest of a subsidiary			$ 1,000,000
Payment by Buyer for net liabilities			$ 4,521,053
Unicorn
ORGANIZATION AND PRINCIPAL ACTIVITIES
Ordinary shares issued for consideration				632,660,858
NBPay Investment
ORGANIZATION AND PRINCIPAL ACTIVITIES
Ordinary shares issued for consideration		761,789,601